Cover	Jul. 18, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2025
Entity File Number	001-16111
Entity Registrant Name	Global Payments Inc.
Entity Central Index Key	0001123360
Entity Tax Identification Number	58-2567903
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	3550 Lenox Road
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	770
Local Phone Number	829-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	GPN
Security Exchange Name	NYSE
Sec 4. 875 Senior Notes Due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.875% Senior Notes due 2031
Trading Symbol	GPN31A
Security Exchange Name	NYSE